Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedge (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 5,121	$ 4,078
Carrying amount of the hedging instruments, Liabilities	(11,247)	(9,902)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	61	2,390
Ineffectiveness recorded in non-interest income-other	17	8
Fair value hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1,868	1,764
Carrying amount of the hedging instruments, Liabilities	(968)	(2,457)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	1,711	(393)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(1,738)	377
Ineffectiveness recorded in non-interest income-other	(27)	(16)
Carrying amount of the hedged item	68,277	47,365
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges	(831)	1,105
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges	(275)	(325)
Fair value hedges [member] | Interest rate risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(1,236)	996
Gain (loss) on hedged item used to calculate hedge ineffectiveness	1,224	(985)
Ineffectiveness recorded in non-interest income-other	(12)	11
Carrying amount of the hedged item, Liabilities	(60,444)	(59,084)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	417	(846)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	(371)	(545)
Fair value hedges [member] | Interest rate risk [member] | Subordinated debenture [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(79)	147
Gain (loss) on hedged item used to calculate hedge ineffectiveness	79	(146)
Ineffectiveness recorded in non-interest income-other		1
Carrying amount of the hedged item, Liabilities	(4,692)	(5,638)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	(1)	(93)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Liabilities	(71)	(77)
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1,868	1,742
Carrying amount of the hedging instruments, Liabilities	(967)	(2,456)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	1,708	(392)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(1,736)	377
Ineffectiveness recorded in non-interest income-other	(28)	(15)
Fair value hedges [member] | Interest rate risk [member] | Investment securities [Member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	790	(622)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(809)	610
Ineffectiveness recorded in non-interest income-other	(19)	(12)
Carrying amount of the hedged item, Assets	16,315	40,785
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	92	1,049
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	163	249
Fair value hedges [member] | Interest rate risk [member] | Loan commitments [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	2,233	(913)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(2,230)	898
Ineffectiveness recorded in non-interest income-other	3	(15)
Carrying amount of the hedged item, Assets	117,009	71,081
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	(1,339)	994
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	5	48
Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets		22
Carrying amount of the hedging instruments, Liabilities	(1)	(1)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	3	(1)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(2)
Ineffectiveness recorded in non-interest income-other	1	(1)
Fair value hedges [member] | Currency or interest rate risk [member] | Investment securities [Member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	3	(1)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(2)
Ineffectiveness recorded in non-interest income-other	1	(1)
Carrying amount of the hedged item, Assets	89	221
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets		$ 1
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	$ (1)